Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.9%
B3 SA - Brasil Bolsa Balcao	41,525	$117,157
CPFL Energia SA	1,821	16,600
Energisa SA	2,530	23,476
Engie Brasil Energia SA	2,326	13,474
Equatorial Energia SA	9,511	71,112
Klabin SA	6,548	21,725
Localiza Rent a Car SA	7,272	61,796
Motiva Infraestrutura de Mobilidade SA	7,873	23,806
PRIO SA(a)	6,634	46,817
Raia Drogasil SA	10,052	44,894
Rede D'Or Sao Luiz SA(b)	6,212	55,116
Rumo SA	10,058	31,825
TIM SA/Brazil	6,500	30,540
TOTVS SA	4,254	34,333
Ultrapar Participacoes SA	5,632	23,265
		615,936
Chile — 0.5%
Empresas CMPC SA	8,896	12,460
Empresas Copec SA	3,070	21,848
Enel Americas SA	166,343	16,128
Enel Chile SA	214,492	16,638
Falabella SA	4,893	31,747
Latam Airlines Group SA	2,461,554	59,458
		158,279
China — 33.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,100	3,216
Agricultural Bank of China Ltd., Class A	40,100	45,607
Agricultural Bank of China Ltd., Class H	217,000	162,783
Aier Eye Hospital Group Co. Ltd., Class A	4,700	7,664
Air China Ltd., Class A(a)	6,700	7,626
Alibaba Group Holding Ltd.	82,316	1,619,550
Alibaba Health Information Technology Ltd.(a)	44,000	31,732
Anhui Conch Cement Co. Ltd., Class A	1,700	5,501
Anhui Conch Cement Co. Ltd., Class H	10,000	30,146
Baidu Inc., Class A(a)	17,500	258,009
Baoshan Iron & Steel Co. Ltd., Class A	9,100	9,349
Beijing Tong Ren Tang Co. Ltd., Class A	800	3,785
BeOne Medicines Ltd., Class H(a)	6,700	177,042
Bilibili Inc., Class Z(a)	1,960	52,249
BOC Aviation Ltd.(b)	1,700	15,512
Bosideng International Holdings Ltd.	36,000	22,979
BYD Co. Ltd., Class A	2,600	35,208
BYD Co. Ltd., Class H	29,000	364,468
China Construction Bank Corp., Class A	9,600	13,126
China Construction Bank Corp., Class H	757,000	797,502
China Feihe Ltd.(b)	28,000	14,916
China Gas Holdings Ltd.	20,000	22,117
China Hongqiao Group Ltd.	22,500	89,684
China Jushi Co. Ltd., Class A	2,278	4,817
China Literature Ltd.(a)(b)	3,400	16,462
China Mengniu Dairy Co. Ltd.	25,000	48,405
China Merchants Bank Co. Ltd., Class A	9,858	60,003
China Merchants Bank Co. Ltd., Class H	30,500	205,653
China Merchants Port Holdings Co. Ltd.	10,000	20,153
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,300	5,644
China Minsheng Banking Corp. Ltd., Class A	16,300	9,436
China Minsheng Banking Corp. Ltd., Class H	52,000	29,092
China National Building Material Co. Ltd., Class H	28,757	19,361
Security	Shares	Value
China (continued)
China Overseas Land & Investment Ltd.	29,500	$50,578
China Petroleum & Chemical Corp., Class A	13,700	11,210
China Petroleum & Chemical Corp., Class H	180,000	102,143
China Resources Gas Group Ltd.	7,300	21,416
China Resources Land Ltd.	25,000	97,340
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	754	3,000
China Ruyi Holdings Ltd.(a)	92,000	28,851
China Southern Airlines Co. Ltd., Class A(a)	5,500	5,282
China Three Gorges Renewables Group Co. Ltd., Class A	12,600	7,454
China Tourism Group Duty Free Corp. Ltd., Class A	1,000	11,219
China Vanke Co. Ltd., Class A(a)	4,200	3,204
China Vanke Co. Ltd., Class H(a)	16,100	7,547
China Yangtze Power Co. Ltd., Class A	11,700	46,308
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,600	4,665
Chow Tai Fook Jewellery Group Ltd.(c)	15,400	27,108
CITIC Ltd.	32,000	50,163
CMOC Group Ltd., Class A	7,700	17,802
CMOC Group Ltd., Class H	30,000	62,617
CNGR Advanced Material Co. Ltd., Class A	560	3,345
Contemporary Amperex Technology Co. Ltd., Class A	2,040	108,275
CSPC Innovation Pharmaceutical Co. Ltd., Class A	740	3,405
CSPC Pharmaceutical Group Ltd.	63,360	64,664
ENN Energy Holdings Ltd.	6,300	57,593
ENN Natural Gas Co. Ltd., Class A	1,150	3,465
Eve Energy Co. Ltd., Class A	1,000	10,153
Fosun International Ltd.	19,000	11,879
Ganfeng Lithium Group Co. Ltd., Class A	800	7,113
Geely Automobile Holdings Ltd.	48,000	104,917
GEM Co. Ltd., Class A	2,800	3,001
Genscript Biotech Corp.(a)	10,000	19,225
Goldwind Science & Technology Co. Ltd., Class A	1,100	2,407
Great Wall Motor Co. Ltd., Class A	1,100	3,416
Great Wall Motor Co. Ltd., Class H	18,500	35,736
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	700	2,558
Guangzhou Tinci Materials Technology Co. Ltd., Class A	900	5,275
Guotai Haitong Securities Co. Ltd.	7,100	19,289
Guotai Haitong Securities Co. Ltd., Class H(b)	15,000	29,995
H World Group Ltd., ADR	1,555	71,685
Haier Smart Home Co. Ltd., Class A	3,100	12,135
Haier Smart Home Co. Ltd., Class A	18,800	64,476
Haitian International Holdings Ltd.	5,000	14,042
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,450
Hansoh Pharmaceutical Group Co. Ltd.(b)	12,000	62,215
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,600	6,115
Hengli Petrochemical Co. Ltd., Class A	3,000	8,040
Huadong Medicine Co. Ltd., Class A	900	5,360
Huatai Securities Co. Ltd., Class A	3,400	10,188
Huatai Securities Co. Ltd., Class H(b)	10,800	25,466
Imeik Technology Development Co. Ltd., Class A	140	2,885
Industrial & Commercial Bank of China Ltd., Class A	29,300	33,624
Industrial & Commercial Bank of China Ltd., Class H	512,000	424,458
Industrial Bank Co. Ltd., Class A	9,900	29,595
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,000	12,492
Innovent Biologics Inc.(a)(b)	11,500	139,407
JD Health International Inc.(a)(b)(c)	8,750	69,223
JD Logistics Inc.(a)(b)	15,800	24,828
JD.com Inc., Class A	18,850	281,978
Jiangsu Eastern Shenghong Co. Ltd., Class A(a)	3,000	4,087

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Jiangsu Expressway Co. Ltd., Class H	10,000	$12,857
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,000	26,447
Kanzhun Ltd., ADR	2,880	63,648
KE Holdings Inc., Class A	16,173	93,249
Kingdee International Software Group Co. Ltd.(a)	24,000	43,780
Kingsoft Corp. Ltd.	8,200	30,307
Kuaishou Technology(b)	19,900	174,691
Kuang-Chi Technologies Co. Ltd., Class A	900	5,760
Kunlun Energy Co. Ltd.	30,000	28,654
Lenovo Group Ltd.	64,000	80,147
Li Auto Inc., Class A(a)	9,804	90,515
Longfor Group Holdings Ltd.(b)	16,000	20,069
MINISO Group Holding Ltd.	3,968	19,896
NetEase Inc.	13,700	378,983
NIO Inc., Class A(a)	14,591	82,654
Nongfu Spring Co. Ltd., Class H(b)	15,800	99,467
Orient Overseas International Ltd.	1,000	16,251
Orient Securities Co. Ltd., Class A	3,700	5,463
Pharmaron Beijing Co. Ltd., Class A	800	3,298
Pop Mart International Group Ltd.(b)(c)	4,200	121,886
Postal Savings Bank of China Co. Ltd., Class H(b)	70,000	49,523
Rongsheng Petrochemical Co. Ltd., Class A	4,700	6,474
Satellite Chemical Co. Ltd., Class A	1,400	3,356
Seres Group Co. Ltd., Class A	800	14,314
SF Holding Co. Ltd., Class A	2,300	12,508
Shandong Nanshan Aluminum Co. Ltd., Class A	6,700	4,478
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,200	13,700
Shanghai Electric Group Co. Ltd., Class A(a)	5,800	7,215
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,000	3,848
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,300	3,280
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,200	4,541
Shenzhen Inovance Technology Co. Ltd., Class A	650	6,518
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	17,376
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	300	2,504
Shenzhou International Group Holdings Ltd.	6,600	59,116
Sichuan Chuantou Energy Co. Ltd., Class A	1,900	3,921
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	900	4,393
Sino Biopharmaceutical Ltd.	82,000	74,543
Sinopharm Group Co. Ltd., Class H	10,400	26,827
Sinotruk Hong Kong Ltd.	5,500	19,139
Sungrow Power Supply Co. Ltd., Class A	960	24,999
Sunny Optical Technology Group Co. Ltd.	5,500	45,132
Sunwoda Electronic Co. Ltd., Class A	1,000	4,192
Tencent Holdings Ltd.	19,700	1,556,527
Tianqi Lithium Corp., Class A(a)	700	5,469
Tongcheng Travel Holdings Ltd.	10,000	28,227
Trip.com Group Ltd.	4,900	341,488
Vipshop Holdings Ltd., ADR	2,434	47,804
Wanhua Chemical Group Co. Ltd., Class A	1,500	14,277
Want Want China Holdings Ltd.	37,000	22,176
Weichai Power Co. Ltd., Class A	2,900	7,123
Weichai Power Co. Ltd., Class H	16,000	39,745
Western Mining Co. Ltd., Class A	1,100	3,595
WuXi AppTec Co. Ltd., Class A	1,192	15,468
WuXi AppTec Co. Ltd., Class H(b)	3,000	39,197
Wuxi Biologics Cayman Inc.(a)(b)	27,500	110,748
Xiamen Tungsten Co. Ltd., Class A	800	3,910
XPeng Inc., Class A(a)	9,800	106,800
Security	Shares	Value
China (continued)
Yadea Group Holdings Ltd.(b)	10,000	$15,871
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	600	4,800
Yum China Holdings Inc.	2,907	140,551
Yunnan Baiyao Group Co. Ltd., Class A	740	5,874
Zangge Mining Co. Ltd., Class A	700	6,043
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	7,294
Zhejiang Expressway Co. Ltd., Class H	12,840	12,462
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	4,000	27,364
Zhejiang NHU Co. Ltd., Class A	1,400	4,835
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	4,353
ZTO Express Cayman Inc.	3,282	67,504
		11,015,588
Colombia — 0.2%
Grupo Cibest SA	1,936	32,936
Interconexion Electrica SA ESP	3,439	22,889
		55,825
Czech Republic — 0.2%
Komercni Banka AS	606	33,934
Moneta Money Bank AS(b)	2,025	18,439
		52,373
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	18,045	40,720
Greece — 1.1%
Alpha Bank SA	17,154	70,035
Eurobank Ergasias Services and Holdings SA	20,354	80,618
Hellenic Telecommunications Organization SA	1,302	25,878
National Bank of Greece SA	6,869	107,636
Piraeus Financial Holdings SA	8,777	72,050
		356,217
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	3,196	28,312
Richter Gedeon Nyrt	1,076	31,873
		60,185
India — 17.2%
ABB India Ltd.	425	24,635
APL Apollo Tubes Ltd.	1,414	27,238
Ashok Leyland Ltd.	23,106	40,984
Asian Paints Ltd.	3,029	97,590
Astral Ltd.	982	15,851
AU Small Finance Bank Ltd.(b)	2,858	30,593
Axis Bank Ltd.	18,081	259,492
Balkrishna Industries Ltd.	603	15,609
Britannia Industries Ltd.	840	54,900
Cipla Ltd.	4,383	75,150
Colgate-Palmolive India Ltd.	1,024	24,864
Coromandel International Ltd.	914	24,406
Dabur India Ltd.	4,078	23,619
Eicher Motors Ltd.	1,083	85,575
Eternal Ltd.(a)	18,971	63,924
GAIL India Ltd.	17,875	35,325
GMR Airports Infrastructure Ltd.(a)	20,630	25,071
Grasim Industries Ltd.	2,176	66,788
Havells India Ltd.	1,807	29,155
HCL Technologies Ltd.	7,479	136,279
HDFC Bank Ltd.	89,517	1,011,547
Hero MotoCorp Ltd.	947	65,527
Hindalco Industries Ltd.	10,604	96,262
Hindustan Unilever Ltd.	6,495	179,368

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
ICICI Prudential Life Insurance Co. Ltd.(b)	2,852	$19,798
Indian Hotels Co. Ltd., Class A	6,621	55,258
Info Edge India Ltd.	2,763	41,234
Infosys Ltd.	26,167	459,121
InterGlobe Aviation Ltd.(b)	1,497	99,181
Jindal Stainless Ltd.	2,555	22,105
Kotak Mahindra Bank Ltd.	8,634	205,629
Lodha Developers Ltd.(b)	2,320	29,895
Mahindra & Mahindra Ltd.	7,349	309,389
Marico Ltd.	4,037	32,413
Max Healthcare Institute Ltd.	6,172	80,421
Nestle India Ltd.	5,232	73,836
NHPC Ltd., NVS	23,979	20,640
PI Industries Ltd.	604	22,974
Pidilite Industries Ltd.	2,424	39,884
Power Grid Corp. of India Ltd.	36,471	110,385
Reliance Industries Ltd.	47,968	843,893
Siemens Ltd.	710	26,250
Supreme Industries Ltd.	492	18,720
Suzlon Energy Ltd.(a)	81,369	49,357
Tata Consumer Products Ltd.	4,603	60,427
Torrent Pharmaceuticals Ltd.	924	38,441
Torrent Power Ltd.	1,379	20,345
Trent Ltd.	1,419	67,697
TVS Motor Co. Ltd.	1,876	74,312
UltraTech Cement Ltd.	932	121,178
Union Bank of India Ltd.	12,027	20,690
UPL Ltd.	4,018	34,194
Vedanta Ltd.	10,611	62,623
Voltas Ltd.	1,795	27,673
		5,597,715
Indonesia — 0.6%
Amman Mineral Internasional PT(a)	116,900	46,369
Barito Pacific Tbk PT(a)	178,776	38,492
Chandra Asri Pacific Tbk PT	67,000	29,771
Telkom Indonesia Persero Tbk PT	387,400	82,351
		196,983
Kuwait — 0.7%
Kuwait Finance House KSCP	87,582	227,122
Malaysia — 2.2%
AMMB Holdings Bhd	19,300	27,812
Axiata Group Bhd(c)	21,000	12,268
CELCOMDIGI Bhd(c)	27,100	21,510
CIMB Group Holdings Bhd(c)	63,800	118,208
Gamuda Bhd(c)	37,400	48,457
IHH Healthcare Bhd(c)	17,100	34,202
Malayan Banking Bhd	47,100	113,003
Maxis Bhd	19,500	18,848
MR DIY Group M Bhd(b)(c)	25,600	9,361
Nestle Malaysia Bhd(c)	600	15,530
Petronas Chemicals Group Bhd(c)	19,400	14,095
Petronas Dagangan Bhd	2,300	11,044
Petronas Gas Bhd	6,200	26,285
Press Metal Aluminium Holdings Bhd	29,200	47,451
Public Bank Bhd(c)	114,400	120,486
Sunway Bhd	19,900	26,285
Telekom Malaysia Bhd	8,800	15,809
YTL Corp. Bhd	23,020	11,891
YTL Power International Bhd	24,880	19,663
		712,208
Security	Shares	Value
Mexico — 3.0%
America Movil SAB de CV, Series B, Class B	143,241	$164,992
Cemex SAB de CV, NVS	118,761	127,710
Fibra Uno Administracion SA de CV	22,146	32,503
Fomento Economico Mexicano SAB de CV	13,598	130,556
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,059	73,017
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,421	42,939
Grupo Bimbo SAB de CV, Series A, Class A	9,971	31,655
Grupo Financiero Banorte SAB de CV, Class O	20,009	192,611
Prologis Property Mexico SA de CV	8,285	35,470
Wal-Mart de Mexico SAB de CV	41,147	137,824
		969,277
Peru — 0.5%
Cia. de Minas Buenaventura SAA, ADR	1,293	32,041
Credicorp Ltd.	530	136,321
		168,362
Philippines — 0.2%
Ayala Corp.	1,890	15,308
Manila Electric Co.	2,100	21,181
SM Investments Corp.	1,800	22,713
		59,202
Poland — 1.6%
Allegro.eu SA (a)(b)	5,479	48,150
Budimex SA	99	16,958
CCC SA(a)	418	15,470
KGHM Polska Miedz SA(a)	1,089	63,169
mBank SA(a)	117	32,764
ORLEN SA	4,604	118,555
Powszechna Kasa Oszczednosci Bank Polski SA	6,867	145,603
Santander Bank Polska SA	317	44,739
Zabka Group SA(a)	3,244	20,700
		506,108
Qatar — 0.7%
Qatar Fuel QSC	5,016	20,587
Qatar Gas Transport Co. Ltd.	21,476	26,591
Qatar National Bank QPSC	36,112	179,327
		226,505
Russia — 0.0%
Mobile TeleSystems PJSC(a)(d)	18,946	3
Moscow Exchange MICEX-RTS PJSC(a)(d)	30,360	4
PhosAgro PJSC(a)(d)	18	—
Polyus PJSC(a)(d)	6,980	—
		7
Saudi Arabia — 2.2%
ACWA Power Co.(a)	1,196	60,930
Alinma Bank	9,855	63,655
Arabian Internet & Communications Services Co.	191	11,445
Dr Sulaiman Al Habib Medical Services Group Co.	678	43,701
Etihad Etisalat Co.	2,925	49,038
SABIC Agri-Nutrients Co.	1,817	56,488
Saudi Arabian Oil Co.(b)	47,550	312,296
Saudi Basic Industries Corp.	7,090	104,230
Saudi Electricity Co.	6,643	24,998
		726,781
South Africa — 6.5%
Absa Group Ltd.	6,703	81,659
Bid Corp. Ltd.	2,612	62,355
Bidvest Group Ltd. (The)	2,532	33,992
Capitec Bank Holdings Ltd.	681	154,477
Clicks Group Ltd.	1,888	38,394
Discovery Ltd.	4,557	58,462

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
FirstRand Ltd.	39,666	$189,292
Gold Fields Ltd.	7,044	297,831
Impala Platinum Holdings Ltd.	7,118	89,581
MTN Group Ltd.	13,715	126,763
Naspers Ltd., Class N	6,167	385,810
Nedbank Group Ltd.	3,593	53,683
NEPI Rockcastle NV	4,734	40,556
Sanlam Ltd.	14,223	76,263
Sasol Ltd.(a)	4,487	29,287
Shoprite Holdings Ltd.	3,897	62,531
Standard Bank Group Ltd.	10,368	160,277
Valterra Platinum Ltd.	2,088	145,002
Vodacom Group Ltd.	4,892	38,361
		2,124,576
South Korea — 7.4%
Amorepacific Corp.	221	18,720
Coway Co. Ltd.	422	24,747
Doosan Bobcat Inc.	410	15,440
Doosan Enerbility Co. Ltd.(a)	3,532	184,153
Hana Financial Group Inc.	2,209	140,547
Hanjin Kal Corp.	183	12,811
Hanwha Systems Co. Ltd.	586	18,446
HD Hyundai Co. Ltd.	343	45,948
HD Hyundai Electric Co. Ltd.	184	97,477
HMM Co. Ltd.	1,896	24,735
HYBE Co. Ltd.	180	36,779
Hyundai Glovis Co. Ltd.	290	32,488
Kakao Corp.	2,438	97,638
KakaoBank Corp.	1,301	19,209
KB Financial Group Inc.	2,857	243,716
Korea Zinc Co. Ltd.	31	28,407
Korean Air Lines Co. Ltd.	1,434	21,382
Krafton Inc.(a)	223	39,164
LG Chem Ltd.	389	99,129
LG Corp.	742	39,865
LG Electronics Inc.	851	49,663
LG Energy Solution Ltd.(a)	366	101,847
LG H&H Co. Ltd.(c)	72	13,564
LG Uplus Corp.	1,737	17,788
LS Electric Co. Ltd.	119	37,355
Mirae Asset Securities Co. Ltd.	1,592	23,729
NAVER Corp.	1,113	185,325
POSCO Future M Co. Ltd.(a)	280	39,422
Samsung C&T Corp.	666	102,270
Shinhan Financial Group Co. Ltd.	3,447	184,249
SK Biopharmaceuticals Co. Ltd.(a)	248	23,652
SK Inc.	287	51,944
SK Innovation Co. Ltd.	521	40,841
SK Square Co. Ltd.(a)	731	149,262
SK Telecom Co. Ltd.	842	30,712
Woori Financial Group Inc.	5,170	93,658
Yuhan Corp.	432	35,962
		2,422,044
Taiwan — 13.0%
Airtac International Group	1,000	28,845
Cathay Financial Holding Co. Ltd.	75,650	154,876
Chailease Holding Co. Ltd.	11,701	38,449
China Airlines Ltd.	25,000	15,319
China Steel Corp.	94,000	54,725
Chunghwa Telecom Co. Ltd.	30,000	124,904
CTBC Financial Holding Co. Ltd.	132,000	182,889
Security	Shares	Value
Taiwan (continued)
Delta Electronics Inc.	15,000	$447,157
E.Sun Financial Holding Co. Ltd.	116,123	112,356
Eva Airways Corp.	21,000	22,845
Evergreen Marine Corp. Taiwan Ltd.	8,800	50,407
Far Eastern New Century Corp.	25,000	22,483
Far EasTone Telecommunications Co. Ltd.	14,000	39,320
First Financial Holding Co. Ltd.	88,907	78,248
Fortune Electric Co. Ltd.	1,100	24,619
Fubon Financial Holding Co. Ltd.	66,002	194,942
Hotai Motor Co. Ltd.	2,100	40,897
Hua Nan Financial Holdings Co. Ltd.	72,231	67,814
Lite-On Technology Corp.	16,000	81,295
Mega Financial Holding Co. Ltd.	94,667	121,046
Nan Ya Plastics Corp.	41,000	77,224
PharmaEssentia Corp.	2,219	36,533
President Chain Store Corp.	4,000	30,564
Shanghai Commercial & Savings Bank Ltd. (The)	32,000	39,898
SinoPac Financial Holdings Co. Ltd.	97,328	83,651
Taiwan Cooperative Financial Holding Co. Ltd.	86,824	66,021
Taiwan High Speed Rail Corp.	17,000	15,147
Taiwan Mobile Co. Ltd.	14,000	48,209
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	1,613,723
TS Financial Holding Co. Ltd.	167,976	96,675
Uni-President Enterprises Corp.	38,000	92,723
United Microelectronics Corp.	89,000	130,674
		4,234,478
Thailand — 1.2%
Advanced Info Service PCL, NVDR	8,300	79,333
Airports of Thailand PCL, NVDR(c)	34,200	46,339
Bangkok Dusit Medical Services PCL, NVDR	88,000	52,028
Bumrungrad Hospital PCL, NVDR	4,700	24,797
CP ALL PCL, NVDR(c)	41,800	56,305
Gulf Development PCL, NVDR(a)	35,845	45,485
Kasikornbank PCL, NVDR	4,700	27,255
Minor International PCL, NVDR	26,800	18,363
Siam Cement PCL (The), NVDR	6,000	34,845
		384,750
Turkey — 0.5%
Akbank TAS	25,140	38,355
Haci Omer Sabanci Holding AS	8,956	17,278
KOC Holding AS	6,112	24,256
Turk Hava Yollari AO	4,270	27,424
Turkiye Petrol Rafinerileri AS	7,469	34,263
Yapi ve Kredi Bankasi A/S(a)	25,864	21,511
		163,087
United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	24,948	95,807
Abu Dhabi Islamic Bank PJSC	11,469	62,164
Dubai Electricity & Water Authority PJSC	47,399	35,242
Emaar Properties PJSC	52,273	189,392
Emirates Telecommunications Group Co. PJSC	27,438	134,469
First Abu Dhabi Bank PJSC	34,883	150,455
Salik Co. PJSC	14,650	22,895
		690,424
Total Common Stocks — 97.7% (Cost: $23,035,620)		31,764,752
Preferred Stocks
Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	41,440	153,250

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Cia Energetica de Minas Gerais, Preference Shares, NVS	13,702	$29,443
Cia Paranaense de Energia - Copel, 0.00%	8,678	23,264
Gerdau SA, Preference Shares, NVS	10,538	37,845
Itau Unibanco Holding SA, Preference Shares, NVS	42,006	327,606
		571,408
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,128	72,413
Colombia — 0.2%
Grupo Cibest SA, Preference Shares	3,543	55,614
India — 0.0%
TVS Motor Co. Ltd., 6.00%	7,368	824
Total Preferred Stocks — 2.2% (Cost: $443,286)		700,259
Total Long-Term Investments — 99.9% (Cost: $23,478,906)		32,465,011
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(e)(f)(g)	529,746	530,011
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(e)(f)	260,000	$260,000
Total Short-Term Securities — 2.4% (Cost: $790,011)		790,011
Total Investments — 102.3% (Cost: $24,268,917)		33,255,022
Liabilities in Excess of Other Assets — (2.3)%		(737,456)
Net Assets — 100.0%		$32,517,566

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$422,554	$107,454 (a)	$—	$4	$(1)	$530,011	529,746	$979 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	0 (a)	—	—	—	260,000	260,000	2,122	—
				$4	$(1)	$790,011		$3,101	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	12/19/25	$69	$(1,752)

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG MSCI EM Leaders ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,570,292	$28,194,453	$7	$31,764,752
Preferred Stocks	699,435	824	—	700,259
Short-Term Securities
Money Market Funds	790,011	—	—	790,011
	$5,059,738	$28,195,277	$7	$33,255,022
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,752)	$—	$—	$(1,752)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company